Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 8,172	$ 11,379
Restricted cash	141	225
Marketable securities (Note I)	696	618
Notes and accounts receivable-trade (net of allowances of $299 in 2019 and $309 in 2018)	7,870	7,432
Short-term financing receivables (net of allowances of $188 in 2019 and $244 in 2018) (Note K)	14,192	22,388
Other accounts receivable (net of allowances of $33 in 2019 and $38 in 2018)	1,733	743
Inventory (Note J)	1,619	1,682
Deferred costs (Note C)	1,896	2,300
Prepaid expenses and other current assets	2,101	2,378
Total current assets	38,420	49,146
Property, plant and equipment (Note L)	32,028	32,460
Less: Accumulated depreciation (Note L)	22,018	21,668
Property, plant and equipment - net (Note L)	10,010	10,792
Operating right-of-use assets - net (Note M)	4,996
Long-term financing receivables (net of allowances of $33 in 2019 and $48 in 2018) (Note K)	8,712	9,148
Prepaid pension assets (Note V)	6,865	4,666
Deferred costs (Note C)	2,472	2,676
Deferred taxes (Note G)	5,182	5,216
Goodwill (Note N)	58,222	36,265
Intangible assets - net (Note N)	15,235	3,087
Investments and sundry assets (Note O)	2,074	2,386
Total assets	152,186	123,382
Current liabilities
Taxes (Note G)	2,839	3,046
Short-term debt (Notes I&P)	8,797	10,207
Accounts payable	4,896	6,558
Compensation and benefits	3,406	3,310
Deferred income	12,026	11,165
Operating lease liabilities (Note M)	1,380
Other accrued expenses and liabilities	4,357	3,941
Total current liabilities	37,701	38,227
Long-term debt (Notes I&P)	54,102	35,605
Retirement and nonpension postretirement benefit obligations (Note V)	17,142	17,002
Deferred income	3,851	3,445
Operating lease liabilities (Note M)	3,879
Other liabilities (Note Q)	14,526	12,174
Total liabilities	131,202	106,452
Commitments and Contingencies (Note R)
IBM stockholders' equity
Common stock, par value $.20 per share, and additional paid-in capital; Shares authorized: 4,687,500,000; Shares issued (2019-2,237,996,975; 2018-2,233,427,058)	55,895	55,151
Retained earnings	162,954	159,206
Treasury stock, at cost (shares: 2019-1,350,886,521; 2018-1,340,947,648)	(169,413)	(168,071)
Accumulated other comprehensive income/(loss)	(28,597)	(29,490)
Total IBM stockholders' equity	20,841	16,796
Noncontrolling interests (Note A)	144	134
Total equity	20,985	16,929
Total liabilities and equity	$ 152,186	$ 123,382